Summary of Significant Accounting Policies (Details) - Schedule of Other Current Liabilities - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Financing obligation, current (see Note 6 – Leases)		$ 9,117
Payroll accruals	6,159	2,117
Income tax payable	265
Professional fees accruals	971	3,677
Other accrued liabilities	6,867	267
Other current liabilities	$ 14,262	$ 15,178	$ 3,292